FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 6 - FAIR VALUE MEASUREMENTS

The Plan provides enhanced disclosures about assets and liabilities carried at fair value.  Disclosures follow a hierarchal framework that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and lowest priority to unobservable inputs. The three levels of the fair value hierarchy are described below:

Level I:Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level II:Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level II input must be observable for substantially the full term of the asset or liability.

Level III:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used for the years ending December 31, 2025 and 2024.

Common Stock: Valued at the closing price reported on the active market on which the individual securities are traded.

Mutual Funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission.  These funds are required to publish their daily net asset value (NAV) and to transact at that price.  The mutual funds held by the Plan are deemed to be actively traded.

Common/Collective Trusts: Valued at the NAV of shares held by the Plan at year end adjusted for any cash held for liquidity purposes and any fees imposed by the fund. The net asset value per unit is determined by dividing the net assets by the number of units outstanding on the day of valuation. In accordance with the terms of the Plan of Trust, the net asset value of the fund is determined daily. Units are issued and redeemed daily, at the daily net asset value. Also the net investment income and realized and unrealized gains on investments are not distributed.

Money Market: These investments attempt to stabilize (NAV of its shares at $1.00) by valuing their portfolio securities using the amortized cost method. A market-based NAV per share is calculated on a periodic basis. The issuers do not guarantee that the NAV will always remain at $1.00 per share. Shares can be redeemed on a same day basis but only directly from the issuer.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	December 31, 2025
	Level I	Level II	Level III	Total
Assets:
Mutual funds	$18,740,527	$—	$—	$18,740,527
Common stock of AmeriServ Financial, Inc.	534,424	—	—	534,424
Money market funds/cash equivalents	4,320,621	—	—	4,320,621
Total assets in the fair value hierarchy	23,595,572	—	—	23,595,572

Investments measured at net asset value (a)	—	—	—	24,100,209

Investments, at fair value	$23,595,572	$—	$—	$47,695,781

	December 31, 2024
	Level I	Level II	Level III	Total
Assets:
Mutual funds	$15,400,206	$—	$—	$15,400,206
Common stock of AmeriServ Financial, Inc.	390,420	—	—	390,420
Money market funds/cash equivalents	4,068,152	—	—	4,068,152
Total assets in the fair value hierarchy	19,858,778	—	—	19,858,778

Investments measured at net asset value (a)	—	—	—	22,089,426

Investments, at fair value	$19,858,778	$—	$—	$41,948,204

(a) Investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. These amounts are being presented in the tables above to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.

Investments measured at net asset value per share and excluded from the fair value hierarchy include common/collective funds in the amounts of $24,100,209 and $22,089,426 at December 31, 2025 and 2024, respectively. The fair value of these investments is measured using the net asset value per share practical expedient. These investments can be redeemed for general purposes daily and without any restrictions on the timing of the redemption. There are no unfunded commitments associated with these investments. The primary investment objective of these common/collective funds is to either provide capital appreciation and income, capital appreciation and total return or income while minimizing principal volatility. Included in the common/collective funds at December 31, 2024 was $518,437 of investments in the Federated Hermes Capital Preservation Fund. There are no investments in this fund at December 31, 2025. Plan-level initiated redemption transactions within this fund require a twelve-month redemption notice in order to withdraw at full book value. Plan-level initiated transactions with less than a twelve month redemption notice may incur an adjustment to book value.